UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

       INDEPENDENCE SMALL CAP PORTFOLIO

       ANNUAL REPORT                                     OCTOBER 31, 2004

                                [LOGO OMITTED]

                                      INDEPENDENCE
                                       INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     4

Statement of Assets & Liabilities ........................................     8

Statement of Operations ..................................................     9

Statement of Changes in Net Assets .......................................    10

Financial Highlights .....................................................    11

Notes to Financial Statements ............................................    12

Report of Independent Registered Public Accounting Firm ..................    17

Trustees and Officers of The Advisors' Inner Circle Fund .................    18

Disclosure of Portfolio Expenses .........................................    26

Notice to Shareholders ...................................................    28

--------------------------------------------------------------------------------

The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2004

Dear Shareholders:

The twelve months ended October 31, 2004 was a good period for stocks. The Russell 2000 and the S&P 500 indices both turned in solid gains. While the market certainly experienced periods of corrections, investors in general remained optimistic about the prospects for the economic growth and corporate fundamentals. Our Portfolio was up 15.25% during the period, compared to gains of 11.73% and 9.42% for the Russell 2000 and S&P 500, respectively.

During the year, we benefited from an underweighting in semiconductor stocks, a group that did particularly poorly, and an overweighting in industrials, a group that performed well. As has been the case in most years, however, stock selection was the key to our outperformance. Most notable positive contributors were CHATTEM, a consumer products company that has introduced some popular new line extensions, and two companies that were acquired, sporting goods retailer GALYAN'S TRADING and security systems provider KROLL. On the negative were CRAY, a computer hardware manufacturer, USI HOLDINGS, an insurance company, and LIONBRIDGE TECHNOLOGIES, a provider of new product support services, all of which reported disappointing fundamental trends.

While small stocks have enjoyed a multi-year rally, we believe that they remain relatively attractive. Nonetheless, given the high level of uncertainty about the direction of the economy, we are focusing on specific companies that should experience above trend fundamental growth even in a less hospitable environment. We are confident that our Portfolio is well positioned as we head into the new year.


Sincerely,

/s/ Charles S. Glovsky

Charles S. Glovsky, CFA
Senior Vice President

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
                           TEN LARGEST EQUITY HOLDINGS
                       (AS A PERCENTAGE OF THE PORTFOLIO)

 1.  Gaylord Entertainment (3.40%)
 2.  Overnite (3.16%)
 3.  Borland Software (3.11%)
 4.  Philadelphia Consolidated Holding (3.09%)
 5.  Avocent (2.91%)
 6.  Newfield Exploration (2.83%)
 7.  Cache (2.77%)
 8.  Warnaco Group (2.73%)
 9.  Aqua America (2.55%)
10.  Candela (2.53%)

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

RUSSELL 2000 VALUE INDEX is an unmanaged index composed of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P  SMALL  CAP  600  INDEX  is  an  unmanaged   capitalization-weighted   index
representing all major industries in the Small Cap segment of the U.S. stock market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     -----------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN**
                         FOR PERIOD ENDED OCTOBER 31, 2004
                     -----------------------------------------
                     One Year    3 Year   5 Year  Inception to
                      Return     Return   Return      Date
                     -----------------------------------------
                      15.25%     12.28%   14.61%      11.21%

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               INDEPENDENCE        RUSSELL        RUSSELL            S&P
                SMALL CAP           2000         2000 VALUE       SMALL CAP
                PORTFOLIO           INDEX          INDEX          600 INDEX

 12/16/98         10,000            10,000         10,000          10,000
  Oct 99           9,439            10,278          9,508           9,969
  Oct 00          14,638            12,068         11,153          12,489
  Oct 01          13,186            10,535         12,129          11,686
  Oct 02          12,713             9,316         11,822          11,244
  Oct 03          16,198            13,356         16,585          15,019
  Oct 04          18,668            14,922         19,569          17,540

 * Beginning of operations. Index comparisons began on 12/31/98.

** If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

Computers & Services              13.7%
Medical Products & Services       13.1%
Banking                           10.0%
Insurance                          7.2%
Short-Term Investments             5.7%
Petroleum & Fuel Products          4.8%
Chemicals                          4.6%
Apparel/Textiles                   4.4%
Retail                             4.4%
Entertainment                      4.3%
Electronics                        4.1%
Printing & Publishing              3.8%
Measuring Devices                  3.4%
Trucking                           3.2%
Machinery                          3.1%
Water Utilities                    2.6%
Beauty Products                    2.0%
Coal Mining                        2.0%
Railroads                          1.9%
Office Furniture & Fixtures        0.9%
Household Durables                 0.8%

+  Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%
--------------------------------------------------------------------------------

                                                  SHARES       VALUE
                                                ---------   ------------
APPAREL/TEXTILES -- 4.5%
   Quiksilver* ................................    17,200    $   468,700
   Warnaco Group* .............................    38,200        779,280
                                                             -----------
                                                               1,247,980
                                                             -----------
BANKING -- 10.1%
   Boston Private Financial Holdings ..........    22,200        544,788
   EuroBancshares* ............................    33,300        617,715
   Fidelity Southern ..........................    17,800        313,280
   First Community Bancorp ....................     9,900        415,503
   Placer Sierra Bancshares* ..................    11,350        272,400
   W Holding ..................................    34,000        679,660
                                                             -----------
                                                               2,843,346
                                                             -----------
BEAUTY PRODUCTS -- 2.1%
   Inter Parfums ..............................    43,600        585,766
                                                             -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES       VALUE
                                                ---------   ------------
CHEMICALS -- 4.7%
   Arch Chemicals .............................    23,300    $   660,555
   Cytec Industries ...........................    13,900        646,489
                                                             -----------
                                                               1,307,044
                                                             -----------
COAL MINING -- 2.1%
   Arch Coal ..................................    17,700        575,604
                                                             -----------
COMPUTERS & SERVICES -- 14.0%
   Avocent* ...................................    23,300        829,480
   Borland Software* ..........................    86,700        887,808
   Hyperion Solutions* ........................    11,800        473,534
   Lionbridge Technologies* ...................    76,900        360,661
   MSC Software* ..............................    59,200        514,448
   Secure Computing* ..........................    74,100        581,314
   Take-Two Interactive Software* .............     8,300        273,568
                                                             -----------
                                                               3,920,813
                                                             -----------
ELECTRONICS -- 4.1%
   Daktronics* ................................    25,400        626,872
   Excel Technology* ..........................    21,100        532,142
                                                             -----------
                                                               1,159,014
                                                             -----------
ENTERTAINMENT -- 4.4%
   Gaylord Entertainment* .....................    29,000        971,790
   RC2* .......................................     9,800        273,028
                                                             -----------
                                                               1,244,818
                                                             -----------
HOUSEHOLD DURABLES -- 0.8%
   Lifetime Hoan ..............................    16,400        228,452
                                                             -----------
INSURANCE -- 7.4%
   Philadelphia Consolidated Holding* .........    15,200        881,296
   Scottish Re Group ..........................    29,600        666,000
   USI Holdings* ..............................    53,000        514,895
                                                             -----------
                                                               2,062,191
                                                             -----------
MACHINERY -- 3.2%
   Clarcor ....................................     9,300        458,490
   Grant Prideco* .............................    21,200        435,872
                                                             -----------
                                                                 894,362
                                                             -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES       VALUE
                                                ---------   ------------
MEASURING DEVICES -- 3.4%
   Trimble Navigation* ........................    18,400    $   527,896
   X-Rite .....................................    33,000        434,940
                                                             -----------
                                                                 962,836
                                                             -----------
MEDICAL PRODUCTS & SERVICES -- 13.3%
   Candela* ...................................    70,900        721,408
   Cantel Medical* ............................    27,100        597,555
   Closure Medical* ...........................    12,738        217,310
   Hologic* ...................................    27,300        548,184
   Inverness Medical Innovations* .............    27,700        572,836
   LifePoint Hospitals* .......................    14,600        473,332
   SFBC International* ........................    21,500        597,915
                                                             -----------
                                                               3,728,540
                                                             -----------
OFFICE FURNITURE & FIXTURES -- 0.9%
   General Binding* ...........................    18,000        256,950
                                                             -----------
PETROLEUM & FUEL PRODUCTS -- 4.9%
   Forest Oil* ................................    18,600        567,300
   Newfield Exploration* ......................    13,900        808,980
                                                             -----------
                                                               1,376,280
                                                             -----------
PRINTING & PUBLISHING -- 3.9%
   Courier ....................................    10,400        452,400
   Source Interlink* ..........................    63,800        643,104
                                                             -----------
                                                               1,095,504
                                                             -----------
RAILROADS -- 2.0%
   Genesee & Wyoming, Cl A* ...................    21,600        546,912
                                                             -----------
RETAIL -- 4.5%
   Cache* .....................................    50,300        789,458
   Sharper Image* .............................    22,500        460,688
                                                             -----------
                                                               1,250,146
                                                             -----------
TRUCKING -- 3.2%
   Overnite ...................................    27,900        902,844
                                                             -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES       VALUE
                                                ---------   ------------
WATER UTILITIES -- 2.6%
   Aqua America ...............................    33,300    $   727,938
                                                             -----------
   TOTAL COMMON STOCK
      (Cost $24,961,169).......................               26,917,340
                                                             -----------

 SHORT-TERM INVESTMENTS -- 5.8%
   HighMark Diversified Money Market Fund...... 1,113,895      1,113,895
   HighMark U.S. Government Money Market Fund..   514,382        514,382
                                                             -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,628,277)........................                1,628,277
                                                             -----------
   TOTAL INVESTMENTS -- 101.9%
      (Cost $26,589,446).......................              $28,545,617
                                                             ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $28,025,329.

   * NON-INCOME PRODUCING SECURITY

  CL -- CLASS

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost........................................     $26,589,446
                                                                 -----------
Investments, at Value.......................................     $28,545,617
Receivable for Investments Sold.............................       1,330,570
Receivable for Portfolio Shares Sold........................         698,886
Accrued Income..............................................           3,831
                                                                 -----------
   Total Assets.............................................      30,578,904
                                                                 -----------
LIABILITIES
Payable for Investments Purchased...........................       2,226,993
Payable for Portfolio Shares Redeemed.......................         249,782
Investment Advisory Fees Payable............................          18,763
Administration Fees Payable.................................          10,273
Trustees' Fees Payable......................................           1,814
Accrued Expenses............................................          45,950
                                                                 -----------
   Total Liabilities........................................       2,553,575
                                                                 -----------
NET ASSETS..................................................     $28,025,329
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-in-Capital ............................................     $22,600,819
Accumulated Net Realized Gain on Investments................       3,468,339
Net Unrealized Appreciation on Investments..................       1,956,171
                                                                 -----------
NET ASSETS..................................................     $28,025,329
                                                                 ===========

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value)................       2,449,343

Net Asset Value, Offering and Redemption
   Price Per Share .........................................          $11.44
                                                                      ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ..................................................     $    78,460
Interest ...................................................           5,389
Less: Foreign Taxes Withheld ...............................            (841)
                                                                 -----------
   TOTAL INCOME ............................................          83,008
                                                                 -----------
EXPENSES
Investment Advisory Fees ...................................         164,429
Administration Fees ........................................         125,000
Trustees' Fees .............................................           4,990
Transfer Agent Fees ........................................          47,677
Printing Fees ..............................................          20,556
Shareholder Servicing Fees .................................          20,300
Registration and Filing Fees ...............................          17,243
Audit Fees .................................................          15,581
Legal Fees .................................................          11,506
Custodian Fees .............................................           1,928
Other Expenses .............................................           1,628
                                                                 -----------
   TOTAL EXPENSES ..........................................         430,838
Less:
Waiver of Investment Advisory Fees .........................        (164,429)
Reimbursement of Expenses by Investment Adviser ............         (28,359)
                                                                 -----------
   NET EXPENSES ............................................         238,050
                                                                 -----------
NET INVESTMENT LOSS ........................................        (155,042)
                                                                 -----------
NET REALIZED GAIN ON INVESTMENTS ...........................       3,645,067
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS .......      (1,085,980)
                                                                 -----------
NET GAIN ON INVESTMENTS ....................................       2,559,087
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $ 2,404,045
                                                                 ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED       YEAR ENDED
                                                   OCTOBER 31,      OCTOBER 31,
                                                       2004            2003
                                                   ------------    ------------
OPERATIONS:
   Net Investment Loss .........................    $  (155,042)    $   (80,889)
   Net Realized Gain on Investments ............      3,645,067         220,016
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............     (1,085,980)      3,502,346
                                                    -----------     -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .................      2,404,045       3,641,473
                                                    -----------     -----------

DISTRIBUTIONS:
   Net Realized Gain ...........................       (205,033)       (523,000)
                                                    -----------     -----------

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
   Issued ......................................     15,880,583      14,056,679
   In Lieu of Cash Distributions ...............        204,967         522,986
   Redemption Fees -- Note 2 ...................            796              --
   Redeemed ....................................     (5,968,903)    (13,166,296)
                                                    -----------     -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS      10,117,443       1,413,369
                                                    -----------     -----------
     TOTAL INCREASE IN NET ASSETS ..............     12,316,455       4,531,842
                                                    -----------     -----------

NET ASSETS:
   Beginning of Year ...........................     15,708,874      11,177,032
                                                    -----------     -----------
   End of Year .................................    $28,025,329     $15,708,874
                                                    ===========     ===========

SHARE TRANSACTIONS:
   Shares Issued ...............................      1,421,739       1,750,693
   In Lieu of Cash Distributions ...............         20,274          65,784
   Redeemed ....................................       (553,670)     (1,615,949)
                                                    -----------     -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................        888,343         200,528
                                                    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        INSTITUTIONAL CLASS SHARES
                           ------------------------------------------------------------------------------------
                            YEAR ENDED         YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                            OCTOBER 31,        OCTOBER 31,      OCTOBER 31,        OCTOBER 31,      OCTOBER 31,
                               2004               2003            2002(2)             2001             2000
                           ------------       ------------     ------------       ------------     ------------
Net Asset Value,
   Beginning of Year ...   $      10.06       $       8.22     $      12.99       $      14.64     $       9.44
                           ------------       ------------     ------------       ------------     ------------
Income from Operations:
   Net Investment Loss .          (0.09)(3)          (0.05)           (0.16)             (0.29)           (0.12)
   Net Realized and
      Unrealized
      Gain (Loss) ......           1.61(3)            2.22             0.36(1)           (1.17)            5.32
                           ------------       ------------     ------------       ------------     ------------
   Total from Operations           1.52               2.17             0.20              (1.46)            5.20
                           ------------       ------------     ------------       ------------     ------------
Redemption Fees ........             --*                --               --                 --               --
                           ------------       ------------     ------------       ------------     ------------
Distributions:
Net Realized Gain ......          (0.14)             (0.33)           (4.97)             (0.19)              --
                           ------------       ------------     ------------       ------------     ------------
Total Distributions ....          (0.14)             (0.33)           (4.97)             (0.19)              --
                           ------------       ------------     ------------       ------------     ------------
Net Asset Value,
   End of Year .........   $      11.44       $      10.06     $       8.22       $      12.99     $      14.64
                           ============       ============     ============       ============     ============
TOTAL RETURN+ ..........          15.25%             27.41%           (3.59)%            (9.92)%          55.08%
                           ============       ============     ============       ============     ============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands).......      $     28,025       $     15,709     $     11,177       $      9,877     $     24,219
Ratio of Expenses to
   Average Net Assets              1.23%              1.18%            2.28%              1.97%            1.39%
Ratio of Expenses to
   Average Net  Assets
   (Excluding Waivers
   and/or Reimbursements)          2.23%              2.60%            2.69%              2.07%            1.49%
Ratio of Net Investment
   Loss to Average
   Net Assets........             (0.80)%            (0.57)%          (1.92)%            (1.54)%          (0.95)%
Portfolio Turnover Rate             129%                79%              92%                65%              84%

  * AMOUNT REPRESENTS LESS THAN $0.01.

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.

(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM INDEPENDENCE SMALL CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM INDEPENDENCE SMALL CAP PORTFOLIO.

(3) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN/(LOSS) CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the Independence Small Cap Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2004 there were $796 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2004, the Administrator was paid 0.65% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Independence Investment LLC (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of the Portfolio's average daily net assets. The Adviser voluntarily agreed to waive and/or reimburse fees in order to limit total expenses to 1.15% of the Portfolio's average daily net assets. The Adviser discontinued this voluntary waiver effective October 1, 2004. The Adviser contractually agreed to waive and/or reimburse fees in order to limit total expenses to 1.85%.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
6. INVESTMENT TRANSACTIONS:

For the the year ended October 31, 2004 the Portfolio made purchases of $33,629,779 and sales of $24,596,911 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. For the year ended October 31, 2004, permanent book and tax differences resulted in reclassification of $155,042 to undistributed net investment income and ($155,042) to accumulated net realized gain. These book and tax differences were solely attributable to net operating losses which can not be carried forward for Federal income tax purposes. These reclassifications had no effect on net assets or net asset value.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

                          ORDINARY              LONG-TERM
                           INCOME              CAPITAL GAIN      TOTAL
                        -----------            ------------    ----------
2004                    $        --            $    205,033    $  205,033
2003                        309,169                 213,831       523,000

As of October 31, 2004, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                             $   929,280
     Accumulated Long Term Capital Gain                          2,610,919
     Net Unrealized Appreciation                                 1,884,311
                                                               -----------
     Total Distributable Earnings                              $ 5,424,510
                                                               ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes due to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2004, were as follows:

          FEDERAL        APPRECIATED      DEPRECIATED     NET UNREALIZED
         TAX COST        SECURITIES       SECURITIES       APPRECIATION
        -----------      -----------     ------------     --------------
        $26,661,306      $2,949,478      $(1,065,167)       $1,884,311

8. OTHER:

At October 31, 2004, 56% of total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENT:

The Board of the Independence Small Cap Portfolio approved an agreement and plan of reorganization (the "Reorganization Agreement") between the Independence Small Cap Portfolio and the John Hancock Small Cap Fund (the "John Hancock Small Cap Fund"), a series of the John Hancock Equity Trust, advised by John Hancock Advisers LLC and sub-advised by Independence Investment, LLC. The Reorganization Agreement sets forth the terms by which the Independence Small Cap Portfolio will transfer its assets on December 3, 2004 to the John Hancock Small Cap Fund in exchange for shares of the John Hancock Small Cap Fund, and subsequently distribute those John Hancock Small Cap Fund shares to Portfolio shareholders (the "Reorganization").

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Independence Small Cap Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Independence Small Cap Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereinafter referred to as the "Trust") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     As explained in Note 9, the Independence Small Cap Portfolio merged into the John Hancock Small Cap Fund on December 3, 2004 pursuant to a Plan of Reorganization approved by the shareholders of the Portfolio and Board of Trustees of the Trust.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                  IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                               INNER CIRCLE  FUND
  NAME, ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS           MEMBER           HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY             Trustee      (Since 1993)    Vice Chairman of                  43          Trustee of The Advisors'
77 yrs. old                                             Ameritrust Texas N.A.,                        Inner Circle Fund II, The
                                                        1989-1992, and MTrust                         MDL Funds, and The
                                                        Corp., 1985-1989.                             Expedition Funds.

-----------------------------------------------------------------------------------------------------------------------------------

ROBERT A. PATTERSON        Trustee      (Since 1993)    Pennsylvania State                43          Member and Treasurer, Board
87 yrs. old                                             University, Senior Vice                       of Trustees of Grove City
                                                        President, Treasurer                          College. Trustee of The
                                                        (Emeritus); Financial                         Advisors' Inner Circle Fund
                                                        and Investment                                II, The MDL Funds, and The
                                                        Consultant, Professor                         Expedition Funds.
                                                        of Transportation since
                                                        1984; Vice President-
                                                        Investments, Treasurer,
                                                        Senior Vice President
                                                        (Emeritus), 1982-1984.
                                                        Director, Pennsylvania
                                                        Research Corp.
-----------------------------------------------------------------------------------------------------------------------------------

EUGENE B. PETERS           Trustee      (Since 1993)    Private investor from             43          Trustee of The Advisors'
75 yrs. old                                             1987 to present. Vice                         Inner Circle Fund II, The
                                                        President and Chief                           MDL Funds, and The
                                                        Financial officer,                            Expedition Funds.
                                                        Western Company of
                                                        North America
                                                        (petroleum service
                                                        company), 1980-1986.
                                                        President of Gene
                                                        Peters and Associates
                                                        (import company),
                                                        1978-1980. President
                                                        and Chief Executive
                                                        Officer of Jos. Schlitz
                                                        Brewing Company before
                                                        1978.
-----------------------------------------------------------------------------------------------------------------------------------

JAMES M. STOREY            Trustee      (Since 1994)    Attorney, solo                    43          Trustee of The Advisors'
73 yrs. old                                             practitioner since                            Inner Circle Fund II, The
                                                        1994. Partner, Dechert                        MDL Funds, The Expedition
                                                        (law firm), September                         Funds, State Street
                                                        1987-December 1993.                           Research Funds,
                                                                                                      Massachusetts Health and
                                                                                                      Education Tax-Exempt Trust,
                                                                                                      SEI Asset Allocation Trust,
                                                                                                      SEI Daily Income Trust, SEI
                                                                                                      Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed
                                                                                                      Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust.
-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      18-19

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNCER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                  IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                               INNER CIRCLE  FUND
  NAME, ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS           MEMBER           HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.    Trustee      (Since 1999)    Chief Executive                   43          Trustee, State Street
62 yrs. old                                             Officer, Newfound                             Navigator Securities
                                                        Consultants, Inc. since                       Lending Trust, since 1995.
                                                        April 1997. General                           Trustee of The Advisors'
                                                        Partner, Teton                                Inner Circle Fund II, The
                                                        Partners, L.P., June                          MDL Funds, The Expedition
                                                        1991- December 1996;                          Funds, SEI Asset Allocation
                                                        Chief Financial                               Trust, SEI Daily Income
                                                        Officer, Nobel                                Trust, SEI Index Funds SEI
                                                        Partners, L.P., March                         Institutional International
                                                        1991-December 1996;                           Trust, SEI Institutional
                                                        Treasurer and Clerk,                          Investments Trust, SEI
                                                        Peak Asset Management,                        Institutional Managed
                                                        Inc., since 1991.                             Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust, SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Opportunity Master Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Fund, L.P. and SEI
                                                                                                      Opportunity Fund, L.P.

-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman     (Since 1991)    Currently performs                43          Trustee of The Advisors'
58 yrs. old              of the Board                   various services on                           Inner Circle Fund II,
                         of Trustees                    behalf of SEI                                 Bishop Street Funds, The
                                                        Investments for which                         Expedition Funds, The MDL
                                                        Mr. Nesher is                                 Funds, SEI Asset Allocation
                                                        compensated. Executive                        Trust, SEI Daily Income
                                                        Vice President of SEI                         Trust, SEI Index Funds, SEI
                                                        Investments, 1986-1994.                       Institutional International
                                                        Director and Executive                        Trust, SEI Institutional
                                                        Vice President of the                         Investments Trust, SEI
                                                        Administrator and the                         Institutional Managed
                                                        Distributor, 1981-1994.                       Trust, SEI Liquid Asset
                                                                                                      Trust, SEI Tax Exempt
                                                                                                      Trust, SEI Opportunity
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Opportunity Fund, L.P., SEI
                                                                                                      Absolute Return Master
                                                                                                      Fund, L.P., SEI Absolute
                                                                                                      Return Fund, L.P., SEI
                                                                                                      Global Master Fund, PLC,
                                                                                                      SEI Global Assets Fund,
                                                                                                      PLC, SEI Global Investments
                                                                                                      Fund, PLC and SEI
                                                                                                      Investments Global,
                                                                                                      Limited.

-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      20-21

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                  IN THE ADVISORS'        OTHER DIRECTORSHIPS
                         POSITION(S)     OFFICE AND                               INNER CIRCLE FUND              HELD BY
  NAME, ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY BOARD           BOARD MEMBER(3)/
      AGE(1)              THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS       MEMBER/OFFICER               OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN          Trustee        (Since 1992)   Self-employed                     43          Director of SEI Investments
1701 Market Street                                      consultant since 2003.                        Company and SEI Investments
Philadelphia, PA 19103                                  Partner, Morgan, Lewis                        Distribution Co., Trustee
64 yrs. old                                             & Bockius LLP (law                            of The Advisors' Inner
                                                        firm), counsel to the                         Circle Fund II, The MDL
                                                        Trust, SEI Investments,                       Funds, The Expedition
                                                        the Administrator and                         Funds, SEI Asset Allocation
                                                        the Distributor from                          Trust, SEI Daily Income
                                                        1976-2003. Director of                        Trust, SEI Index Funds, SEI
                                                        Distributor since 2003.                       Institutional International
                                                        Director of SEI                               Trust, SEI Institutional
                                                        Investments since 1974;                       Investments Trust, SEI
                                                        Secretary of SEI                              Institutional Managed
                                                        Investments since 1978.                       Trust, SEI Liquid Asset
                                                                                                      Trust and SEI Tax Exempt
                                                                                                      Trust.

-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F. VOLK, CPA        President     (Since 2003)    Senior Operations                N/A                       N/A
42 yrs. old                                             Officer, SEI
                                                        Investments, Fund
                                                        Accounting and
                                                        Administration since
                                                        1996; Assistant Chief
                                                        Accountant of the U.S.
                                                        Securities and Exchange
                                                        Commission from
                                                        1993-1996.

-----------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN              Controller    (Since 2004)    Director, SEI                    N/A                       N/A
40 yrs. old               and Chief                     Investments, Fund
                          Financial                     Accounting and
                           Officer                      Administration since
                                                        June 2001. From March
                                                        2000 to 2001, Vice
                                                        President of Funds
                                                        Administration for J.P.
                                                        Morgan Chase & Co. From
                                                        1997 to 2000, Vice
                                                        President of Pension
                                                        and Mutual Fund
                                                        Accounting for Chase
                                                        Manhattan Bank.

-----------------------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI          Chief       (Since 2004)    Vice President and               N/A                       N/A
36 yrs. old               Compliance                    Assistant Secretary of
                           Officer                      SEI Investments Global
                                                        Funds Services and SEI
                                                        Investments
                                                        Distribution Co. from
                                                        2000- 2004; Vice
                                                        President, Merrill
                                                        Lynch & Co. Asset
                                                        Management Group from
                                                        1998-2000; Associate at
                                                        Pepper Hamilton LLP
                                                        from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      22-23

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                  IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                               INNER CIRCLE FUND
  NAME, ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST     TIME SERVED       DURING PAST 5 YEARS          OFFICER                HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE                 Vice       (Since 2004)    Employed by SEI                  N/A                       N/A
36 yrs. old               President                     Investments Company
                             and                        since 2004. Vice
                          Secretary                     President, Deutsche
                                                        Asset Management from
                                                        2003-2004. Associate,
                                                        Morgan, Lewis & Bockius
                                                        LLP from 2000-2003.
                                                        Counsel, Assistant Vice
                                                        President, ING Variable
                                                        Annuities Group from
                                                        1999-2000.

-----------------------------------------------------------------------------------------------------------------------------------

TIMOTHY D. BARTO             Vice       (Since 2000)    General Counsel, Vice            N/A                       N/A
36 yrs. old               President                     President and Secretary
                             and                        of SEI Investments
                          Assistant                     Global Funds Services
                          Secretary                     since 1999; Associate,
                                                        Dechert (law firm) from
                                                        1997-1999; Associate,
                                                        Richter, Miller & Finn
                                                        (law firm) from
                                                        1994-1997.

-----------------------------------------------------------------------------------------------------------------------------------

JOHN C. MUNERA               Vice       (Since 2002)    Middle Office                    N/A                       N/A
41 yrs. old               President                     Compliance Officer at
                             and                        SEI Investments
                          Assistant                     since 2000; Supervising
                          Secretary                     Examiner at Federal
                                                        Reserve Bank of
                                                        Philadelphia from
                                                        1998-2000.

-----------------------------------------------------------------------------------------------------------------------------------

PHILIP T. MASTERSON          Vice       (Since 2004)    Employed by SEI                  N/A                       N/A
40 yrs. old               President                     Investments Company
                             and                        since 2004. General
                          Assistant                     Counsel, CITCO Mutual
                          Secretary                     Fund Services from
                                                        2003-2004. Vice
                                                        President & Associate
                                                        Counsel from 2001-2003
                                                        and Vice President &
                                                        Assistant Counsel,
                                                        Oppenheimer Funds from
                                                        1997-2001.

-----------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                      24-25

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------------
                                BEGINNING      ENDING                   EXPENSE
                                 ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                  VALUE        VALUE       EXPENSE      DURING
                                 4/30/04      10/31/04      RATIOS      PERIOD*
--------------------------------------------------------------------------------
INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares      $1,000.00     $1,029.70       1.29%       $6.58
HYPOTHETICAL 5% RETURN
Institutional Class Shares      $1,000.00     $1,018.65       1.29%       $6.55
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                                                         DIVIDEND
                  LONG TERM        QUALIFIED                                          QUALIFYING FOR         QUALIFYING
                 (15% RATE)         5 YEAR          ORDINARY                        CORPORATE DIVIDENDS    DIVIDEND INCOME
                CAPITAL GAIN         GAIN            INCOME            TOTAL            RECEIVABLE          (15% TAX RATE
                DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS       DEDUCTION (1)        FOR QDI) (2)
                -------------    -------------    -------------    -------------    -------------------    ---------------
Independence
Small Cap
Portfolio          100.00%           0.00%            0.00%           100.00%              0.00%                0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column  represents the amount of "Qualifying  Dividend Income" as created by the Jobs and Growth
    Tax Relief  Reconciliation  Act of 2003 and is reflected as a percentage of "Ordinary Income  Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

    The information  reported herein may differ from the information and distributions  taxable to the shareholders for the calendar year ending December 31, 2004.  Complete  information  will be computed and reported in conjunction  with your
    2004 Form 1099-DIV.

NOTES

--------------------------------------------------------------------------------

                        INDEPENDENCE SMALL CAP PORTFOLIO
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  800-791-4226

                                    ADVISER:
                           Independence Investment LLC
                                 Exchange Place
                                53 State Street
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

  This information must be preceded or accompanied by a current prospectus for the Portfolio described.

IND-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.